MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Revenue from Major Customers (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Customer A [Member]
Total revenue percentage	6.00%	13.00%
Customer B [Member]
Total revenue percentage	12.00%	11.00%
Customer D [Member]
Total revenue percentage	5.00%	15.00%
Customer G [Member]
Total revenue percentage	13.00%
Customer H [Member]
Total revenue percentage	12.00%	5.00%
Customer I [Member]
Total revenue percentage	10.00%	9.00%